Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Useful life of this asset	60 years
Remuneration percentage	8.33%
Personnel description	(i) one month for personnel in Peru, (ii) fifteen days for personnel in Colombia, and (iii) in the case of Chile, they are subject to the worker’s seniority and range from fifteen to thirty days.
Remunerations description	(i) in Peru it is equivalent to 5% of the taxable base determined by each entity of the Corporation, in accordance with current income tax legislation, (ii) in Chile, workers’ participation is a component of the remuneration (equivalent to 4.75 minimum wages per year) or 10% of the profit, to be determined by the employer, (iii) in Colombia these benefits are not provided to employees up to a maximum of twelve monthly remunerations.
Bottom of range [member]
Summary of Significant Accounting Policies (Details) [Line Items]
Voting rights percnetgae	20.00%
Estimated useful lives of properties	5 years
Cutomers estimation of useful life	5 years
amortized over their estimated useful lives	2 years
Top of range [member]
Summary of Significant Accounting Policies (Details) [Line Items]
Voting rights percnetgae	50.00%
Estimated useful lives of properties	50 years
Cutomers estimation of useful life	9 years
amortized over their estimated useful lives	15 years